Exhibit 99.3

Loan Identifier	Seller	Loan ID	Seller Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID
3	Longbridge Financial, LLC	[redacted]		Closed	2022-05-10 13:31	2022-05-12 15:59	Resolved	1 - Information	Compliance	Disclosure	Mortgage Riders incomplete / inaccurate	Resolved-Finding resolved. Client confirmed no rider for trusts. - Due Diligence Vendor-05/12/2022 Ready for Review-We don't have a rider for trusts, please waive - Seller-05/10/2022 Open-Revocable Trust Rider is missing. - Due Diligence Vendor-05/07/2022	Ready for Review-We don't have a rider for trusts, please waive - Seller-05/10/2022	Resolved-Finding resolved. Client confirmed no rider for trusts. - Due Diligence Vendor-05/12/2022				CA	Primary Residence	Refinance	Cash Out - Other	444280
5	Longbridge Financial, LLC	[redacted]	Closed	2022-05-18 19:34	2022-05-19 16:29	Resolved	1 - Information	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Additional Tax amount due to PACE Lien which was paid off at closing. Finding resolved. - Due Diligence Vendor-05/19/2022
Ready for Review-Document Uploaded. The explanation for the lower tax amount is listed on the FA Worksheet.  The borrower had a PACE lien, so the tax amount listed on the tax bill reflects the additional assessments for the PACE lien.  The PACE lien was to be paid off at closing and therefore the borrower’s real estate tax amount will no longer include the additional PACE assessment.  - Seller-05/18/2022
												Open-Property Taxes disclosed as $[redacted]. However, audited Tax amount is $[redacted] ($[redacted]). Please advise if redisclosure required or document acknowledging higher taxes do not affect UW Approval in any way. - Due Diligence Vendor-05/11/2022	Ready for Review-Document Uploaded. The explanation for the lower tax amount is listed on the FA Worksheet. The borrower had a PACE lien, so the tax amount listed on the tax bill reflects the additional assessments for the PACE lien. The PACE lien was to be paid off at closing and therefore the borrower’s real estate tax amount will no longer include the additional PACE assessment. - Seller-05/18/2022	Resolved-Additional Tax amount due to PACE Lien which was paid off at closing. Finding resolved. - Due Diligence Vendor-05/19/2022	Financial Assessment Worksheet.pdf			CA	Primary Residence	Refinance	Cash Out - Other	449561
23	Longbridge Financial, LLC	[redacted]	Closed	2022-05-10 20:10	2022-05-12 16:34	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Finding resolved. Master Policy covers. - Due Diligence Vendor-05/12/2022
Ready for Review-There's a master policy uploaded with the file that the HOA for the PUD carries.  We have sufficient coverage with that - Seller-05/10/2022
												Open-Hazard Insurance Coverage Amount of $[redacted] is less than Required Coverage Amount of $[redacted] and Guaranteed Replacement Coverage indicator is 'No' Hazard Insurance Coverage Amount of $[redacted] is less than Required Coverage Amount of $[redacted] and Guaranteed Replacement Coverage indicator is 'No'. Please provide hazard insurance document. - Due Diligence Vendor-05/09/2022	Ready for Review-There's a master policy uploaded with the file that the HOA for the PUD carries. We have sufficient coverage with that - Seller-05/10/2022	Resolved-Finding resolved. Master Policy covers. - Due Diligence Vendor-05/12/2022				CA	Primary Residence	Refinance	Cash Out - Other	446283
31	Longbridge Financial, LLC	[redacted]	Closed	2022-05-18 17:54	2022-05-19 18:38	Resolved	1 - Information	Property	Missing Doc	Appraisal is Missing	Resolved-Finding resolved. Client provided Appraisal dated [redacted]; Appraisal dated [redacted] - Due Diligence Vendor-05/19/2022
Ready for Review-Document Uploaded. Attached are both the 1st and 2nd Appraisals - Seller-05/18/2022
Counter-Please provide a 2nd appraisal .. Appraised Value is $[redacted]. Second appraisal report is required... the file provided is dated the same date and appraiser that was already provided in the file  - Due Diligence Vendor-05/16/2022
Ready for Review-Document Uploaded.  - Seller-05/13/2022
												Open-Appraised Value is $[redacted]. Second appraisal report is required. - Due Diligence Vendor-05/12/2022	Ready for Review-Document Uploaded. Attached are both the 1st and 2nd Appraisals - Seller-05/18/2022 Ready for Review-Document Uploaded. - Seller-05/13/2022	Resolved-Finding resolved. Client provided Appraisal dated 02/19/2022; Appraisal dated 12/28/21 - Due Diligence Vendor-05/19/2022	Appraisal (Second).pdf Appraisal (1st).pdf Appraisal (Second)-P15si7-PF3CY5NY.pdf			TX	Primary Residence	Refinance	Cash Out - Other	453593
34	Longbridge Financial, LLC	[redacted]		Closed	2022-05-19 17:13	2022-05-20 11:14	Resolved	1 - Information	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Client provided SAM.gov and LDP. Finding resolved. - Due Diligence Vendor-05/20/2022 Ready for Review-Document Uploaded. Please see the attached documents - Seller-05/19/2022 Open-All Interested Parties Not Checked with Exclusionary Lists The file doe not contain an Interested Parties List, OFAC is on page 386. - Due Diligence Vendor-05/12/2022	Ready for Review-Document Uploaded. Please see the attached documents - Seller-05/19/2022	Resolved-Client provided SAM.gov and LDP. Finding resolved. - Due Diligence Vendor-05/20/2022	HUD Participaion List.pdf LDP-GSA-SAMS.pdf			CA	Primary Residence	Refinance	Cash Out - Other	452273
37	Longbridge Financial, LLC	[redacted]	Closed	2022-05-13 18:53	2022-05-13 20:41	Resolved	1 - Information	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Updated data points, finding is resolved. - Due Diligence Vendor-05/13/2022
Resolved-HO-6 Insurance Policy Effective Date of [redacted] is prior to or equal to the Note Date of [redacted] Or HO-6 Insurance Policy Effective Date Is Not Provided - Due Diligence Vendor-05/13/2022
Ready for Review-Document Uploaded. Both prior and renewal were uploaded in the pkg - Seller-05/13/2022
Open-HO-6 Insurance Policy Effective Date of [redacted] is after the Note Date of [redacted]. Please provide HO-6 within the date of [redacted]. - Due Diligence Vendor-05/12/2022
												Open-HO-6 Insurance Policy Effective Date of [redacted] is after the Note Date of [redacted] - Due Diligence Vendor-05/12/2022	Ready for Review-Document Uploaded. Both prior and renewal were uploaded in the pkg - Seller-05/13/2022	Resolved-Updated data points, finding is resolved. - Due Diligence Vendor-05/13/2022 Resolved-HO-6 Insurance Policy Effective Date of 05-01-2021 is prior to or equal to the Note Date of 03-29-2022 Or HO-6 Insurance Policy Effective Date Is Not Provided - Due Diligence Vendor-05/13/2022	Homeowner''s Insurance- HO-6.pdf			WA	Primary Residence	Refinance	Cash Out - Other	452567
37	Longbridge Financial, LLC	[redacted]		Closed	2022-05-09 18:57	2022-05-13 20:40	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Hazard Insurance Effective Date of is prior to or equal to the Note Date of [redacted] Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-05/13/2022 Rescinded-Hazard Insurance Effective Date of [redacted] is after the Note Date of [redacted] Old Insurance was Expired and updated as per the Renewal Policy - Due Diligence Vendor-05/09/2022		Resolved-Hazard Insurance Effective Date of is prior to or equal to the Note Date of 03-29-2022 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-05/13/2022 Rescinded-Hazard Insurance Effective Date of 05-01-2022 is after the Note Date of 03-29-2022 Old Insurance was Expired and updated as per the Renewal Policy - Due Diligence Vendor-05/09/2022				WA	Primary Residence	Refinance	Cash Out - Other	446364
37	Longbridge Financial, LLC	[redacted]	Closed	2022-05-12 15:10	2022-05-13 20:40	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Updated data points, finding is resolved.
 - Due Diligence Vendor-05/12/2022
Resolved-Hazard Insurance Coverage Amount of $ is equal to or greater than Required Coverage Amount of $ or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'N/A') - Due Diligence Vendor-05/12/2022
Open- - Due Diligence Vendor-05/12/2022
Ready for Review-HO 6 policy provided has $[redacted] in coverage (20% appr value is $[redacted]) plus master policy.  We're covered please clear - Seller-05/12/2022
												Open-Hazard Insurance Coverage Amount of $[redacted] is less than Required Coverage Amount of $[redacted] and Guaranteed Replacement Coverage indicator is 'No' - Due Diligence Vendor-05/11/2022	Ready for Review-HO 6 policy provided has $397,000 in coverage (20% appr value is $355,000) plus master policy. We're covered please clear - Seller-05/12/2022	Resolved-Updated data points, finding is resolved. - Due Diligence Vendor-05/12/2022 Resolved-Hazard Insurance Coverage Amount of $ is equal to or greater than Required Coverage Amount of $ or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'N/A') - Due Diligence Vendor-05/12/2022				WA	Primary Residence	Refinance	Cash Out - Other	451081
40	Longbridge Financial, LLC	[redacted]	Closed	2022-05-18 17:44	2022-05-18 18:10	Resolved	1 - Information	Credit	Doc Issue	Missing income documentation (ATR)	Resolved- - Due Diligence Vendor-05/18/2022
Ready for Review-Document Uploaded. Attached is the Award letter and Pension Plan Statement - Seller-05/18/2022
Counter-Bank Statement provided reflects Bankers Life and Pension in the amount of $[redacted].    Please provide documentation such as Award Letter or Pension Plan Statement reflecting amount and longevity of disbursement.   Additionally,  The bank statement reflects an additional Bankers Life benefit and Melon Bank benefit.   - Due Diligence Vendor-05/17/2022
Ready for Review-Document Uploaded.  - Seller-05/13/2022
												Open-Please provide retirement account statement to validate retirement income. - Due Diligence Vendor-05/11/2022	Ready for Review-Document Uploaded. Attached is the Award letter and Pension Plan Statement - Seller-05/18/2022 Ready for Review-Document Uploaded. - Seller-05/13/2022		Bank Statement.pdf Social Security Award Letter.pdf Pension Letter and Documents.pdf		This finding is resolved. Client provided income proof.	PA	Primary Residence	Refinance	Cash Out - Other	450637
42	Longbridge Financial, LLC	[redacted]		Closed	2022-05-12 15:05	2022-05-14 01:41	Resolved	1 - Information	Credit	Missing Doc	HO-6 Insurance Policy is Missing	Resolved-Master policy contains walls in coverage and improvements - Due Diligence Vendor-05/14/2022 Ready for Review-Master Policy was provided showing walls in, improvements coverage, HO is not needed please clear - Seller-05/12/2022 Open-HO-6 Insurance Policy is Missing. Pleaser provide - Due Diligence Vendor-05/09/2022	Ready for Review-Master Policy was provided showing walls in, improvements coverage, HO is not needed please clear - Seller-05/12/2022	Resolved-Master policy contains walls in coverage and improvements - Due Diligence Vendor-05/14/2022				CA	Primary Residence	Refinance	Cash Out - Other	446851
42	Longbridge Financial, LLC	[redacted]		Closed	2022-05-12 15:06	2022-05-14 01:41	Resolved		Data Edit	Data Edit	Property is Condominium but HO6 Insurance Coverage Amount is Not Entered or is less than $1	Resolved-Master policy contains walls in coverage and improvements - Due Diligence Vendor-05/14/2022 Ready for Review-Master policy was uploaded and contains walls in coverage and improvements - Seller-05/12/2022 Open-Subject Property is Condominium but HO6 Insurance Coverage Amount is not entered or is less than $1 HO-6 Insurance Policy is Missing. Pleaser provide - Due Diligence Vendor-05/09/2022	Ready for Review-Master policy was uploaded and contains walls in coverage and improvements - Seller-05/12/2022	Resolved-Master policy contains walls in coverage and improvements - Due Diligence Vendor-05/14/2022				CA	Primary Residence	Refinance	Cash Out - Other	446852
55	Longbridge Financial, LLC	[redacted]		Closed	2022-05-18 16:26	2022-05-19 22:11	Resolved	1 - Information	Credit	Credit	Residual income requirement not met.	Resolved-Per uploaded Financial Assessment Worksheet, Section M: Compensating Factors, HECM as imputed income, Imputed Income from HECM, Income: $[redacted] - Due Diligence Vendor-05/19/2022 Ready for Review-Document Uploaded. Attached is the FA worksheet. The borrower passes RI using the comp factors listed on the FA worksheet. - Seller-05/18/2022 Open-Residual Income of $[redacted] does not meet required Residual income amount of $[redacted] for a [redacted] person Household in [redacted] Region. - Due Diligence Vendor-05/18/2022	Ready for Review-Document Uploaded. Attached is the FA worksheet. The borrower passes RI using the comp factors listed on the FA worksheet. - Seller-05/18/2022	Resolved-Per uploaded Financial Assessment Worksheet, Section M: Compensating Factors, HECM as imputed income, Imputed Income from HECM, Income: $629.85 - Due Diligence Vendor-05/19/2022	Financial Assessment Worksheet.DPvBdV.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	461537
56	Longbridge Financial, LLC	[redacted]		Closed	2022-05-12 22:25	2022-06-21 16:15	Waived	2 - Non-Material	Credit	Income/Employment	Borrower 2 Total Years Employment Verified is Less Than 24 Months	Waived-Exception given for [redacted] months of employment vs [redacted] months. - Due Diligence Vendor-06/21/2022 Waived-Borrower 2 does not meet the 24 month job history. UW Exception in file, page 468. Finding waived. - Due Diligence Vendor-05/12/2022		Waived-Exception given for 11 months of employment vs 34 months. - Due Diligence Vendor-06/21/2022 Waived-Borrower 2 does not meet the 24 month job history. UW Exception in file, page 468. Finding waived. - Due Diligence Vendor-05/12/2022			B1 Fico 682 B2 Fico 792 LTV 48.5% Appraised Value $1,330,000 Borrower worked for same company previously from 1982 - 2012, borrower is now working for them again.	CA	Primary Residence	Refinance	Cash Out - Other	453756
62	Longbridge Financial, LLC	[redacted]		Closed	2022-05-13 16:46	2022-05-16 18:34	Resolved	1 - Information	Compliance	Missing Doc	ARM Disclosure is Missing	Resolved-Client provided important terms of your home eqity line of credit that covers ARMS - Due Diligence Vendor-05/16/2022 Resolved- - Due Diligence Vendor-05/16/2022 Ready for Review-Client provided ARM Disclosure for this file - Due Diligence Vendor-05/16/2022 Ready for Review-Document Uploaded. - Seller-05/13/2022 Open-The file does not contain an ARM Disclosure. - Due Diligence Vendor-05/12/2022	Ready for Review-Client provided ARM Disclosure for this file - Due Diligence Vendor-05/16/2022 Ready for Review-Document Uploaded. - Seller-05/13/2022	Resolved-Client provided important terms of your home eqity line of credit that covers ARMS - Due Diligence Vendor-05/16/2022	IT.pdf			CA	Primary Residence	Refinance	Cash Out - Other	453786
62	Longbridge Financial, LLC	[redacted]		Closed	2022-05-13 16:31	2022-05-16 18:17	Resolved	1 - Information	Compliance	Missing Doc	CHARM Booklet is Missing	Resolved-Client provided Charm Booklet - Due Diligence Vendor-05/16/2022 Ready for Review-Document Uploaded. - Seller-05/13/2022 Open-The file does not contain the Charm Booklet. - Due Diligence Vendor-05/12/2022	Ready for Review-Document Uploaded. - Seller-05/13/2022	Resolved-Client provided Charm Booklet - Due Diligence Vendor-05/16/2022	CFPB.pdf			CA	Primary Residence	Refinance	Cash Out - Other	453787
74	Longbridge Financial, LLC	[redacted]		Closed	2022-05-19 00:24	2022-05-19 20:17	Resolved	1 - Information	Compliance	Compliance	TILA violation; missing final Truth-in-Lending (TIL) disclosure	Resolved-client provided final TIL for reverse mortgage Arm - Due Diligence Vendor-05/19/2022 Ready for Review-Document Uploaded. Please see attached. - Seller-05/19/2022 Open-Final Tila Missing in the file - Due Diligence Vendor-05/06/2022	Ready for Review-Document Uploaded. Please see attached. - Seller-05/19/2022	Resolved-client provided final TIL for reverse mortgage Arm - Due Diligence Vendor-05/19/2022	Truth-In-Lending ARM Closing.pdf			CA	Primary Residence	Refinance	Cash Out - Other	442902
76	Longbridge Financial, LLC	[redacted]	Closed	2022-06-14 02:26	2022-06-14 14:40	Resolved	1 - Information	Credit	Credit	Hazard Insurance Coverage Inadequate	Resolved- - Due Diligence Vendor-06/14/2022
Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/14/2022
Counter-The Hazard insurance shows an annual premium of $[redacted]=$[redacted](monthly).  This monthly amount does not match $[redacted] that is reflected on the Final 1009 and Financial Assessment Worksheet.  Please provide revised documents that show the correct monthly amount of the HOI. - Due Diligence Vendor-06/13/2022
Ready for Review-The premium on page 441 reflects the total annual home premium.  of $[redacted]. Page 440 reflects the Home, Umbrella and valuables for a combined total of $[redacted]. Please advise further what is needed. - Seller-06/10/2022
Open-The Hazard which is in the page No.441 the Premium is not matching  - Due Diligence Vendor-06/07/2022
												Open- - Due Diligence Vendor-06/07/2022	Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/14/2022 Ready for Review-The premium on page 441 reflects the total annual home premium. of $4,862.00. Page 440 reflects the Home, Umbrella and valuables for a combined total of $6,128. Please advise further what is needed. - Seller-06/10/2022		Homeowner''s Insurance.pdf		This finding is resolved. Client provided HOI declaration page.	CA	Primary Residence	Refinance	Cash Out - Other	490446
79	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 02:15	2022-06-13 19:09	Resolved	1 - Information	Credit	Doc Issue	Initial Truth in Lending Disclosure is Missing	Resolved-Client provided inital TIL - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the attached document - Seller-06/10/2022 Open-The file does not contain a copy of the Initial TIL. Page 490 is dated 4/6/22, page 511 & 529 are duplicates of [redacted]2 and the Final TIL is on page 569 dated [redacted]. Application date is [redacted]. - Due Diligence Vendor-06/08/2022	Ready for Review-Document Uploaded. Please see the attached document - Seller-06/10/2022	Resolved-Client provided inital TIL - Due Diligence Vendor-06/13/2022	HECM TIL Important Terms.pdf			CA	Primary Residence	Refinance	Cash Out - Other	491682
80	Longbridge Financial, LLC	[redacted]	Closed	2022-06-14 16:42	2022-06-14 16:53	Resolved	1 - Information	Credit	Doc Issue	Initial Truth in Lending Disclosure is Missing	Resolved-Finding resolved. Client submitted file as ARM, then the product was changed to FIXED - Due Diligence Vendor-06/14/2022
Ready for Review-This file was app’d as a HECM ARM and switched to a Plat fixed. There is no initial TIL. - Seller-06/14/2022
Counter-Client provided initial Application dated [redacted], however please provide the corresponding INITIAL Truth In Lending document that would have been issued around the time of initial application.  It should look like the document on page 637 of the file. - Due Diligence Vendor-06/13/2022
Resolved-Finding resolved. Client provided HECM TIL Disclosure. - Due Diligence Vendor-06/13/2022
Ready for Review-Document Uploaded. Please see attached and advise if this is what is needed. - Seller-06/10/2022
Open-The file does not contain a copy of the Initial TIL.  he TIL's in the file are as follows:  page 637 dated [redacted] - Final, page 571 dated [redacted], and page 590 dated [redacted]. Application date is [redacted].
												- Due Diligence Vendor-06/08/2022	Ready for Review-This file was app’d as a HECM ARM and switched to a Plat fixed. There is no initial TIL. - Seller-06/14/2022 Ready for Review-Document Uploaded. Please see attached and advise if this is what is needed. - Seller-06/10/2022	Resolved-Finding resolved. Client submitted file as ARM, then the product was changed to FIXED - Due Diligence Vendor-06/14/2022 Resolved-Finding resolved. Client provided HECM TIL Disclosure. - Due Diligence Vendor-06/13/2022	HECM TIL Important Terms.pdf			NJ	Primary Residence	Refinance	Cash Out - Other	492210
80	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 14:53	2022-06-13 18:18	Resolved	1 - Information	Compliance	Missing Doc	Missing disbursement date on final HUD-1	Resolved-Finding resolved. Client provided Final Hud1 with disbursement date of 05/31/22 - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/10/2022 Open-The Final HUD on page 246 does reflect the disbursement date, however, the Borrower's are reflected as Sellers instead of Borrowers. - Due Diligence Vendor-06/08/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/10/2022	Resolved-Finding resolved. Client provided Final Hud1 with disbursement date of 05/31/22 - Due Diligence Vendor-06/13/2022	Settlement Agent approval of HUD-1.OBZnXv.pdf			NJ	Primary Residence	Refinance	Cash Out - Other	492225
81	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 02:09	2022-06-13 18:48	Resolved	1 - Information	Credit	Doc Issue	Initial Truth in Lending Disclosure is Missing	Resolved-Client Provided inital TIL - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the attached document. - Seller-06/10/2022 Open-The file does not contain a copy of the Initial TIL, page 607 Final TIL dated [redacted], page 517 TIIL dated [redacted], and page 608 TIL dated [redacted]. Application date [redacted]. - Due Diligence Vendor-06/09/2022	Ready for Review-Document Uploaded. Please see the attached document. - Seller-06/10/2022	Resolved-Client Provided inital TIL - Due Diligence Vendor-06/13/2022	HECM TIL Important Terms.pdf			FL	Primary Residence	Purchase	NA	493448
83	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 18:47	2022-06-13 18:37	Resolved	1 - Information	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Finding resolved. Client provided HECM worksheet - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the uploaded worksheet - Seller-06/10/2022 Open-The transaction was a HECM to HECm, the HECM Worksheet was indexed on page 236, however the version was not the Longbridge HECM to HECM worksheet. - Due Diligence Vendor-06/09/2022	Ready for Review-Document Uploaded. Please see the uploaded worksheet - Seller-06/10/2022	Resolved-Finding resolved. Client provided HECM worksheet - Due Diligence Vendor-06/13/2022	Engleman Calc.pdf			FL	Primary Residence	Refinance	Cash Out - Other	493365
84	Longbridge Financial, LLC	[redacted]	Closed	2022-06-08 23:14	2022-06-17 19:52	Waived	2 - Non-Material	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Waived-Finding Waived. Loan Approval Exception in file on page 410. Property Charges (Taxes) must be paid on time for the past 24 months and no more that 0X30 in the prior 12 months and up to 1X30 for months 13-24. Compensating Factors: Borrower has sufficient assets held in reserve to cover 12 months of property charges (See the WF Advisors and Roth IRA). Borrower also meets credit score requirements and has paid all mortggage payments within the past 24 months on time. - Due Diligence Vendor-06/16/2022

Waived-The TISA Requirement was waived.
 - Due Diligence Vendor-06/08/2022

Waived- - Due Diligence Vendor-06/08/2022

												Open-Finding Waived. Loan Approval Exception in file on page 410. Property Charges (Taxes) must be paid on time for the past 24 months and no more that 0X30 in the prior 12 months and up to 1X30 for months 13-24. Compensating Factors: Borrower has sufficient assets held in reserve to cover 12 months of property charges (See the WF Advisors and Roth IRA). Borrower also meets credit score requirements and has paid all mortggage payments within the past 24 months on time. - Due Diligence Vendor-06/08/2022		Waived-Finding Waived. Loan Approval Exception in file on page 410. Property Charges (Taxes) must be paid on time for the past 24 months and no more that 0X30 in the prior 12 months and up to 1X30 for months 13-24. Compensating Factors: Borrower has sufficient assets held in reserve to cover 12 months of property charges (See the WF Advisors and Roth IRA). Borrower also meets credit score requirements and has paid all mortggage payments within the past 24 months on time. - Due Diligence Vendor-06/16/2022 Waived-The TISA Requirement was waived. - Due Diligence Vendor-06/08/2022			The borrower has sufficient assets held in reserve to cover 12 months of property charges (see the Wells Fargo Advisors Roth IRA). Borrower also meets credit score requirements and has paid all mortgage payments within the past 24 months on time.	TX	Primary Residence	Refinance	Cash Out - Other	492689
84	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 15:00	2022-06-13 18:27	Resolved	1 - Information	Compliance	Missing Doc	Escrow Waiver is Partially Provided	Resolved-Finding resolved. Client provided escrow waiver. - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/10/2022 Open-The Tax/Insurance Payment Notice on page 478 was not complete. THe Boxes are not checked for taxes & insurance t be paid by the Borrower and the file has a Loan Approval Exception for the TISA Requirement. - Due Diligence Vendor-06/08/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/10/2022	Resolved-Finding resolved. Client provided escrow waiver. - Due Diligence Vendor-06/13/2022	LBF Printer_Scanner_20220610_085056.pdf			TX	Primary Residence	Refinance	Cash Out - Other	492690
86	Longbridge Financial, LLC	[redacted]		Closed	2022-06-09 12:54	2022-06-09 12:54	Waived	2 - Non-Material	Property	Appraisal	Valuation product is deficient	Waived-Property Value of $[redacted] is below Minimum Value allowed of $[redacted] per Guidelines. UW Exception in file page 319. Finding waived. - Due Diligence Vendor-06/09/2022		Waived-Property Value of $390,000 is below Minimum Value allowed of $400,000 per Guidelines. UW Exception in file page 319. Finding waived. - Due Diligence Vendor-06/09/2022			Strong Credit, Condo Questionnaire is clean, CDA in file.	UT	Primary Residence	Refinance	Cash Out - Other	492997
87	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 23:31	2022-06-16 20:20	Resolved	1 - Information	Compliance	Disclosure	Mortgage Riders incomplete / inaccurate	Resolved-Client provided page 1 of the Tax Rider. Finding resolved. - Due Diligence Vendor-06/16/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/15/2022 Open-Tax and Insurance Set Aside Rider, page 341 appears to be cut off by Exhibit A. Please provide complete Rider. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/15/2022	Resolved-Client provided page 1 of the Tax Rider. Finding resolved. - Due Diligence Vendor-06/16/2022	lindeman.pdf			OR	Primary Residence	Refinance	Cash Out - Other	496880
90	Longbridge Financial, LLC	[redacted]	Closed	2022-06-14 20:31	2022-06-15 11:13	Resolved	1 - Information	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Client provided corrected Demographic section. Finding resolved. - Due Diligence Vendor-06/15/2022

Ready for Review-Document Uploaded. Please see the attached document.

For the top has been corrected. The bottom portion is only required if the app was taken in person which this one is not. I’m thinking that part should not be applicable at all.

 - Seller-06/14/2022

												Open-Final 1003 Page 236 demographic information has both not Hispanic and I do not wish to provide this information .... and White and I do not wish to provide this information both checked .... and Info in To Be completed by Financial Institution has yes checked for both Was the ethnicity of the borrower collected on basis of visual observation or surname ... and Was Race of the borrower collected on basis of visual observation or surname ..... The Demographic information was taken By Phone - Due Diligence Vendor-06/09/2022	Ready for Review-Document Uploaded. Please see the attached document. For the top has been corrected. The bottom portion is only required if the app was taken in person which this one is not. I’m thinking that part should not be applicable at all. - Seller-06/14/2022	Resolved-Client provided corrected Demographic section. Finding resolved. - Due Diligence Vendor-06/15/2022	demo.pdf			CO	Primary Residence	Refinance	Cash Out - Other	494185
90	Longbridge Financial, LLC	[redacted]	Closed	2022-06-14 22:50	2022-06-15 10:52	Resolved	1 - Information	Credit	Doc Issue	Credit score not provided	Resolved- - Due Diligence Vendor-06/15/2022
Ready for Review-Document Uploaded. The credit report shows all scores and is not missing pages. The initial Credit report has borrower 1 credit scores frozen. However, the 2nd credit report reflect unfrozen.

Borrower(s) have the right, based upon the laws of the state the borrower resides in to place a “security freeze” on their credit history, and this prohibits the credit reporting agency from releasing the borrower(s) credit history. This freeze can be placed with any or all of the three (3) major credit reporting agencies, Experian, TransUnion, or Equifax.
When the borrower(s) credit report reflects that it has been frozen by any or all of the credit reporting agencies the underwriter will have to issue a Pended loan decision. The borrower will need to make direct contact with the identified credit reporting agency so that their credit history can be released.
Borrower(s) must notify the Lender or Broker when the freeze has been lifted, either temporarily or permanently, so a new tri-merge credit report can be pulled. The updated credit report must include the history from all agencies. - Seller-06/14/2022
Open-Please provide info used for underwriting the loan. CBR page 178 dated [redacted] has NO scores for first borrower and other CBR is on page 198 dated [redacted] and is not within 3 days of loan application - Due Diligence Vendor-06/08/2022	Ready for Review-Document Uploaded. The credit report shows all scores and is not missing pages. The initial Credit report has borrower 1 credit scores frozen. However, the 2nd credit report reflect unfrozen.

Borrower(s) have the right, based upon the laws of the state the borrower resides in to place a “security freeze” on their credit history, and this prohibits the credit reporting agency from releasing the borrower(s) credit history. This freeze can be placed with any or all of the three (3) major credit reporting agencies, Experian, TransUnion, or Equifax.
When the borrower(s) credit report reflects that it has been frozen by any or all of the credit reporting agencies the underwriter will have to issue a Pended loan decision. The borrower will need to make direct contact with the identified credit reporting agency so that their credit history can be released.
Borrower(s) must notify the Lender or Broker when the freeze has been lifted, either temporarily or permanently, so a new tri-merge credit report can be pulled. The updated credit report must include the history from all agencies. - Seller-06/14/2022

															Credit report.pdf			CO	Primary Residence	Refinance	Cash Out - Other	492566
90	Longbridge Financial, LLC	[redacted]	Closed	2022-06-14 22:52	2022-06-15 10:51	Resolved	1 - Information	Credit	Borrower	Credit report incomplete	Resolved-Full Credit Report is Provided - Due Diligence Vendor-06/15/2022

Open- - Due Diligence Vendor-06/15/2022

Ready for Review-Document Uploaded. Borrower(s) have the right, based upon the laws of the state the borrower resides in to place a “security freeze” on their credit history, and this prohibits the credit reporting agency from releasing the borrower(s) credit history. This freeze can be placed with any or all of the three (3) major credit reporting agencies, Experian, TransUnion, or Equifax.
When the borrower(s) credit report reflects that it has been frozen by any or all of the credit reporting agencies the underwriter will have to issue a Pended loan decision. The borrower will need to make direct contact with the identified credit reporting agency so that their credit history can be released.
Borrower(s) must notify the Lender or Broker when the freeze has been lifted, either temporarily or permanently, so a new tri-merge credit report can be pulled. The updated credit report must include the history from all agencies. - Seller-06/14/2022

Open-Credit Report is Partially Provided Borrower credit scores are missing from initial credit report page 178 - Due Diligence Vendor-06/08/2022	Ready for Review-Document Uploaded. Borrower(s) have the right, based upon the laws of the state the borrower resides in to place a “security freeze” on their credit history, and this prohibits the credit reporting agency from releasing the borrower(s) credit history. This freeze can be placed with any or all of the three (3) major credit reporting agencies, Experian, TransUnion, or Equifax.
When the borrower(s) credit report reflects that it has been frozen by any or all of the credit reporting agencies the underwriter will have to issue a Pended loan decision. The borrower will need to make direct contact with the identified credit reporting agency so that their credit history can be released.
Borrower(s) must notify the Lender or Broker when the freeze has been lifted, either temporarily or permanently, so a new tri-merge credit report can be pulled. The updated credit report must include the history from all agencies. - Seller-06/14/2022

														Resolved-Full Credit Report is Provided - Due Diligence Vendor-06/15/2022	Credit report.pdf			CO	Primary Residence	Refinance	Cash Out - Other	492662
91	Longbridge Financial, LLC	[redacted]	Closed	2022-06-13 21:35	2022-06-13 22:11	Resolved	1 - Information	Credit	Borrower	Borrower information on 1003 is incomplete	Resolved-Client provided a copy of 1003 that borrower initialed that they wished not to provide info - Due Diligence Vendor-06/13/2022

Ready for Review-Document Uploaded. Please see attached - Seller-06/13/2022

												Open-Final 1003 Page 194 demographic information has both not Hispanic and I do not wish to provide this information .... and White and I do not wish to provide this information both checked .... and Info in To Be completed by Financial Institution has yes checked for both Was the ethnicity of the borrower collected on basis of visual observation or surname ... and Was Race of the borrower collected on basis of visual observation or surname ..... The Demographic information was taken By Phone - Due Diligence Vendor-06/09/2022	Ready for Review-Document Uploaded. Please see attached - Seller-06/13/2022	Resolved-Client provided a copy of 1003 that borrower initialed that they wished not to provide info - Due Diligence Vendor-06/13/2022	LBF Printer_Scanner_20220613_100438.pdf			UT	Primary Residence	Refinance	Cash Out - Other	494467
96	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 16:28	2022-06-15 17:51	Resolved	1 - Information	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. The attached upload is the Master Policy. - Seller-06/15/2022 Open-Missing HO-6 Master Insurance Policy - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. The attached upload is the Master Policy. - Seller-06/15/2022	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-06/15/2022	Master Insurance Policy - Condominium.pdf		This finding is resolved. Client provided declaration page.	CA	Primary Residence	Refinance	Cash Out - Other	494715
96	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 03:13	2022-06-15 17:50	Resolved	1 - Information	Credit	Insurance	Named Insured on HO6 Master Policy does not match HOA Name	Resolved-Named Insured on HO-6 Master Insurance Policy matches HOA Name or Property is Not a Condominium - Due Diligence Vendor-06/15/2022 Rescinded-Named Insured on HO-6 Master Insurance Policy does not match HOA Name Addressed with missing HO6 finding - Due Diligence Vendor-06/10/2022		Resolved-Named Insured on HO-6 Master Insurance Policy matches HOA Name or Property is Not a Condominium - Due Diligence Vendor-06/15/2022 Rescinded-Named Insured on HO-6 Master Insurance Policy does not match HOA Name Addressed with missing HO6 finding - Due Diligence Vendor-06/10/2022				CA	Primary Residence	Refinance	Cash Out - Other	494716
98	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 02:37	2022-06-13 17:51	Resolved	1 - Information	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-There are no liens or judgements on Title. Finding resolved. - Due Diligence Vendor-06/13/2022 Ready for Review-There aren't any liens or judgement therefore Schedule is not needed. - Seller-06/10/2022 Open-Please provide Title with the rest of Schedule C showing chain of title and any liens or judgements. - Due Diligence Vendor-06/09/2022 Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/09/2022 Open-Please provide Title with the rest of Schedule C showing chain of title and any liens or judgements. - Due Diligence Vendor-06/09/2022	Ready for Review-There aren't any liens or judgement therefore Schedule is not needed. - Seller-06/10/2022	Resolved-There are no liens or judgements on Title. Finding resolved. - Due Diligence Vendor-06/13/2022 Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/09/2022				UT	Primary Residence	Refinance	Cash Out - Other	494151
99	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 00:42	2022-06-13 17:33	Resolved	1 - Information	Compliance	Closing	HUD-1 not executed properly	Resolved-client provided executed addendum attached HUD 1 - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the attached HUD1 with executed addendum - Seller-06/10/2022 Open-HUD is located on Page 186 of the file but is not executed . Please provide executed HUD. - Due Diligence Vendor-06/09/2022	Ready for Review-Document Uploaded. Please see the attached HUD1 with executed addendum - Seller-06/10/2022	Resolved-client provided executed addendum attached HUD 1 - Due Diligence Vendor-06/13/2022	HUD1.pdf			NV	Primary Residence	Refinance	Cash Out - Other	494506
104	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 16:57	2022-06-15 11:31	Resolved	1 - Information	Compliance	Closing	Loan Originator NMLS is Not Valid	Resolved-client provided correct NMLS number for agent [redacted] ... confirmed agent is active - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see the uploaded documents - Seller-06/14/2022 Open-Per NMLS, Loan Originator NMLS # is [redacted] which does not match NMLS# [redacted] on Note Pg.505 and [redacted] on Pg.338. Please provide correct NMLS for Loan Originator. - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see the uploaded documents - Seller-06/14/2022	Resolved-client provided correct NMLS number for agent 1099370 ... confirmed agent is active - Due Diligence Vendor-06/15/2022	NOTE.pdf 1009.pdf			CA	Primary Residence	Refinance	Cash Out - Other	495043
105	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 15:13	2022-06-13 18:34	Resolved	1 - Information	Compliance	Closing	Loan Originator NMLS Status is Unknown	Resolved-Finding resolved. Client provided initial 1009 and Final 1009 - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the uploaded documents. - Seller-06/10/2022 Open-Loan Originator: [redacted] NMLS number missing. Please provide revised Final 1009. - Due Diligence Vendor-06/09/2022	Ready for Review-Document Uploaded. Please see the uploaded documents. - Seller-06/10/2022	Resolved-Finding resolved. Client provided initial 1009 and Final 1009 - Due Diligence Vendor-06/13/2022	1009-.pdf Final 1009.pdf			CA	Primary Residence	Refinance	Cash Out - Other	492737
108	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 15:40	2022-06-13 15:40	Waived	2 - Non-Material	Credit	Credit	Qualifying Credit Score does not meet eligibility requirement(s)	Waived-Credit Report for Borrower 1 does not include any Credit Score. UW Exception in file page 337 - Due Diligence Vendor-06/13/2022		Waived-Credit Report for Borrower 1 does not include any Credit Score. UW Exception in file page 337 - Due Diligence Vendor-06/13/2022			Perfect Property charge history, satisfactory credit history for B2.	UT	Primary Residence	Refinance	Cash Out - Other	497385
109	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 02:38	2022-06-15 19:05	Resolved	1 - Information	Compliance	Compliance	Right to cancel process contains multiple deficiencies	Resolved- - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/15/2022 Open-Acknowledgement of receipt not dated by Borrower. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/15/2022		Notice Of Right To Cancel.pdf		This finding is resolved. Client provided executed ROR.	CA	Primary Residence	Refinance	Cash Out - Other	497919
111	Longbridge Financial, LLC	[redacted]		Closed	2022-06-16 01:51	2022-06-16 15:49	Resolved	1 - Information	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Client provided 2nd Appraisal. Finding resolved. - Due Diligence Vendor-06/16/2022 Resolved-Client provided 2nd Valuation. Finding resolved. - Due Diligence Vendor-06/16/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/16/2022 Open-Second Appraisal/ Valuation is Missing The Appraised value $[redacted] as per appraisal document on page 36 is greater than $[redacted], Please provide Second appraisal and valuation. - Due Diligence Vendor-06/15/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/16/2022	Resolved-Client provided 2nd Appraisal. Finding resolved. - Due Diligence Vendor-06/16/2022 Resolved-Client provided 2nd Valuation. Finding resolved. - Due Diligence Vendor-06/16/2022	Appraisal (Second).pdf			CA	Primary Residence	Refinance	Cash Out - Other	501577
114	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 23:30	2022-06-16 00:50	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Finding resolved. Client provided rate lock [redacted] - Due Diligence Vendor-06/16/2022 Ready for Review-Document Uploaded. Please see the attached rate lock - Seller-06/15/2022 Open-Please provide rate lock. - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see the attached rate lock - Seller-06/15/2022	Resolved-Finding resolved. Client provided rate lock 05/16/22 - Due Diligence Vendor-06/16/2022	Broker Platinum 3.0 Lock Confirmation - Deleon 10059292.pdf			CA	Primary Residence	Other	Cash Out - Other	496512
116	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 03:20	2022-06-15 20:07	Resolved	1 - Information	Property	Missing Doc	Missing Updated Completion Report (442/10040)	Resolved- - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Attached - Seller-06/15/2022 Ready for Review-Please see the uploaded document - Seller-06/15/2022 Open-Appraisal is not on as is basic please provide completion report. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Attached - Seller-06/15/2022 Ready for Review-Please see the uploaded document - Seller-06/15/2022		Appraisal.pdf		This finding is resolved. Client provided amended appraiser's statement clarifying public record square footage of subject property.	CA	Primary Residence	Refinance	Cash Out - Other	498466
119	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 12:23	2022-06-13 16:25	Resolved	1 - Information	Credit	Missing Doc	Missing income documentation	Resolved-Invoice for Notes receivable on pages 706-711 - Due Diligence Vendor-06/13/2022 Open-Please Provide Income Document For Notes Receivable (Other) Barrower 1 - Due Diligence Vendor-06/10/2022		Resolved-Invoice for Notes receivable on pages 706-711 - Due Diligence Vendor-06/13/2022				OR	Primary Residence	Refinance	Cash Out - Other	494972
119	Longbridge Financial, LLC	[redacted]		Closed	2022-06-11 04:44	2022-06-13 15:57	Resolved	1 - Information	Credit	Missing Doc	Missing 24 month chain of title	Resolved-Finding resolved. Client provided Chain of Title - Bargain and Sale Deed executed on [redacted] - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see uploaded documents - Seller-06/11/2022 Open-Please Provide 24 Months Chain - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see uploaded documents - Seller-06/11/2022	Resolved-Finding resolved. Client provided Chain of Title - Bargain and Sale Deed executed on 04/21/2022 - Due Diligence Vendor-06/13/2022	Chain of Title.pdf			OR	Primary Residence	Refinance	Cash Out - Other	494965
120	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 03:40	2022-06-13 18:08	Resolved	1 - Information	Credit	Missing Doc	Collateral Underwriter Missing	Resolved-Finding resolved. Client provided CDA dated [redacted] - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the attached document. If this is not the document you are looking for please provide the specific documents needed as detailed as possible. - Seller-06/10/2022 Open-Please provide. - Due Diligence Vendor-06/07/2022	Ready for Review-Document Uploaded. Please see the attached document. If this is not the document you are looking for please provide the specific documents needed as detailed as possible. - Seller-06/10/2022	Resolved-Finding resolved. Client provided CDA dated 04/28/2022 - Due Diligence Vendor-06/13/2022	Collateral Desktop Analysis.pdf			CA	Primary Residence	Refinance	Cash Out - Other	490193
121	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 20:12	2022-06-13 22:26	Resolved	1 - Information	Credit	Missing Doc	Missing 24 month chain of title	Resolved-Client provided chain of tile - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/13/2022 Open-Please Provide 24 Months Of chain Of Title - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/13/2022	Resolved-Client provided chain of tile - Due Diligence Vendor-06/13/2022	Chain of Title.pdf			CA	Primary Residence	Refinance	Cash Out - Other	494973
126	Longbridge Financial, LLC	[redacted]	Closed	2022-06-11 02:04	2022-06-17 19:49	Waived	2 - Non-Material	Credit	Insurance	Subject Property Address on Note does not match Insured Property Address	Waived-UW Exception provided approving the discrepancy in legal address [redacted] not matching other docs [redacted]. Additionally, Client provided Processor Cert stating Management approval to close file with street address discrepancy of [redacted] vs. [redacted]. Finding waived. - Due Diligence Vendor-06/17/2022
Waived-UW Exception provided approving the discrepancy in legal address [redacted] not matching other docs [redacted].  Additionally, Client provided Processor Cert stating Management approval to close file with street address discrepancy of [redacted] vs. [redacted].  Finding waived.  - Due Diligence Vendor-06/16/2022
Resolved-Finding resolved. Client provided revised Processor Cert and Platinum Exception Request. - Due Diligence Vendor-06/13/2022
Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/11/2022
Open-Subject Property on Note does not match Insured Property Address Processor cert on page 2195 only references the title report, and the exception on page 1891 only refers to the County. Address on insurance shows [redacted] which does not match the note. - Due Diligence Vendor-06/09/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/11/2022	Waived-UW Exception provided approving the discrepancy in legal address City Los Angeles not matching other docs City of Encino. Additionally, Client provided Processor Cert stating Management approval to close file with street address discrepancy of 5200 vs. 5180. Finding waived. - Due Diligence Vendor-06/17/2022

 Waived-UW Exception provided approving the discrepancy in legal address City Los Angeles not matching other docs City of Encino.  Additionally, Client provided Processor Cert stating Management approval to close file with street address discrepancy of 5200 vs. 5180.  Finding waived.  - Due Diligence Vendor-06/16/2022

 Resolved-Finding resolved. Client provided revised Processor Cert and Platinum Exception Request. - Due Diligence Vendor-06/13/2022

															Processor Cert.pdf Management Exception.pdf		FICO 681, CO BORROWER FICO 640 LTV 99.12	CA	Primary Residence	Refinance	Cash Out - Other	493437
141	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 02:49	2022-06-13 20:06	Resolved	1 - Information	Credit	Credit	Missing underwriting exception form	Resolved-No exception required per guidelines. - Due Diligence Vendor-06/13/2022 Ready for Review-If we are in a TISA we should be fine to proceed. This is a credit score based product. No exception required per guidelines. - Seller-06/10/2022 Open-Please provide underwriter exception for current Collections and Charge off on credit report. - Due Diligence Vendor-06/10/2022	Ready for Review-If we are in a TISA we should be fine to proceed. This is a credit score based product. No exception required per guidelines. - Seller-06/10/2022	Resolved-No exception required per guidelines. - Due Diligence Vendor-06/13/2022				CA	Primary Residence	Refinance	Cash Out - Other	494695
146	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 22:31	2022-06-13 23:17	Resolved	1 - Information	Credit	Missing Doc	Missing 24 month chain of title	Resolved-Finding resolved. Client provided Grant Deed - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/13/2022 Open-Title Document Missing need Schedule C and 24 month vesting and chain of title - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/13/2022	Resolved-Finding resolved. Client provided Grant Deed - Due Diligence Vendor-06/13/2022	Chain of Title.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496275
147	Longbridge Financial, LLC	[redacted]		Closed	2022-06-11 04:41	2022-06-13 16:44	Resolved	1 - Information	Credit	Missing Doc	Missing 24 month chain of title	Resolved-Finding resolved. Client provided Grand Deed - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Schedule C is not required Chain of title uploaded - Seller-06/11/2022 Open-Title Document Missing need Schedule C and 24 month vesting and chain of title - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Schedule C is not required Chain of title uploaded - Seller-06/11/2022	Resolved-Finding resolved. Client provided Grand Deed - Due Diligence Vendor-06/13/2022	Grant Deed.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496269
148	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 21:39	2022-06-13 22:28	Resolved	1 - Information	Property	Appraisal	Property/Appraisal General	Resolved-Per Client, property in question is a 2nd home which is not an option in the system. Finding resolved. - Due Diligence Vendor-06/13/2022 Ready for Review-The disposition options in the system are S(sold)R(rental) and PS)(pending sale). The home at 2235 Wild Horse does not fall into either of the categories. This is just a 2nd home that the borrower owns. - Seller-06/13/2022 Open-Additional Property reflected on Final 1009, page 344, 2235 Wild Horse Pass is missing Disposition. Please provide. - Due Diligence Vendor-06/10/2022	Ready for Review-The disposition options in the system are S(sold)R(rental) and PS)(pending sale). The home at 2235 Wild Horse does not fall into either of the categories. This is just a 2nd home that the borrower owns. - Seller-06/13/2022	Resolved-Per Client, property in question is a 2nd home which is not an option in the system. Finding resolved. - Due Diligence Vendor-06/13/2022				AZ	Primary Residence	Refinance	Cash Out - Other	496001
151	Longbridge Financial, LLC	[redacted]	Closed	2022-06-11 03:29	2022-06-13 17:08	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Finding resolved. Client provided HOI - Due Diligence Vendor-06/13/2022
Resolved-Hazard Insurance Coverage Amount of $[redacted] is equal to or greater than Required Coverage Amount of $[redacted] or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-06/13/2022
Ready for Review-Document Uploaded. Value is $[redacted] and site value is $[redacted], requiring us tot have a minimum of $[redacted] which we have $[redacted].

Attached is 24 months proof - Seller-06/11/2022
												Open-Hazard Insurance Coverage Amount of $[redacted] is less than Required Coverage Amount of $[redacted] and Guaranteed Replacement Coverage indicator is 'No' Coverage Amount of $[redacted] is less than Required Coverage Amount of $[redacted], also please provide proof of insurance is active and paid on time for past 24 months - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Value is $2,050,000 and site value is $1,500,000, requiring us tot have a minimum of $550,000 which we have $690,000. Attached is 24 months proof - Seller-06/11/2022	Resolved-Finding resolved. Client provided HOI - Due Diligence Vendor-06/13/2022 Resolved-Hazard Insurance Coverage Amount of $690000 is equal to or greater than Required Coverage Amount of $550000 or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'No') - Due Diligence Vendor-06/13/2022	Hazard Insurance.pdf			CA	Primary Residence	Refinance	Cash Out - Other	494906
159	Longbridge Financial, LLC	[redacted]		Closed	2022-06-11 05:20	2022-06-13 14:03	Resolved	1 - Information	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Finding resolved. Client provided Appraisal dated 04/22/2022 - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see upload CDA is only required On Appraised value up to $2,000,000 Appraised value is $2,150,000 - Seller-06/11/2022 Open-Second Appraisal/ Valuation is Missing Second appraisal is missing in file, CDA is missing. - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see upload CDA is only required On Appraised value up to $2,000,000 Appraised value is $2,150,000 - Seller-06/11/2022	Resolved-Finding resolved. Client provided Appraisal dated 04/22/2022 - Due Diligence Vendor-06/13/2022	Appraisal (Second).pdf			CA	Primary Residence	Refinance	Cash Out - Other	495098
164	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 22:35	2022-06-13 22:46	Resolved	1 - Information	Property	Missing Doc	Missing Homeowner's Association Questionnaire	Resolved-Client uploaded the document. Finding is resolved. - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/13/2022 Open-Condo HOA Questionnaire not in file please provide - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/13/2022	Resolved-Client uploaded the document. Finding is resolved. - Due Diligence Vendor-06/13/2022	Condominium Questionnaire Worksheet.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496298
164	Longbridge Financial, LLC	[redacted]		Closed	2022-06-11 04:59	2022-06-13 15:53	Resolved	1 - Information	Compliance	Compliance	Missing page of HUD	Resolved-Finding resolved. Client provided Final HUD1 and Addendum to HUD1 executed on 05/17/22 - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/11/2022 Open-Signature page and addendum from closing not in file - please provide - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/11/2022	Resolved-Finding resolved. Client provided Final HUD1 and Addendum to HUD1 executed on 05/17/22 - Due Diligence Vendor-06/13/2022	HUD1 and addendum.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496307
173	Longbridge Financial, LLC	[redacted]	Closed	2022-06-15 23:35	2022-06-16 00:57	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Hazard Insurance Effective Date of [redacted] is prior to or equal to the Note Date of [redacted] Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-06/16/2022
Resolved-Finding resolved. Client provided HOI effective [redacted] - Due Diligence Vendor-06/16/2022
Ready for Review-Document Uploaded. We need at least $[redacted] Dwelling. Both polices on file show to be sufficient & well in effect prior to the Note --

• The policy attached from [redacted] – [redacted] includes $[redacted]+ Dwelling.
• The policy attached from [redacted] –[redacted] includes $[redacted]+ Dwelling.
 - Seller-06/15/2022
Open-Hazard Insurance Effective Date of [redacted] is after the Note Date of [redacted] Evidence of property insurance found on page 270 and page 272 per effective date is [redacted] which  greater than note date [redacted], Please provide updated updated hazard document that will within note date
												- Due Diligence Vendor-06/11/2022	Ready for Review-Document Uploaded. We need at least $475,000.00 Dwelling. Both polices on file show to be sufficient & well in effect prior to the Note -- • The policy attached from 5/28/2021 – 5/28/2022 includes $790K+ Dwelling. • The policy attached from 5/28/2022 – 5/28/2023 includes $881K+ Dwelling. - Seller-06/15/2022	Resolved-Hazard Insurance Effective Date of 05-28-2021 is prior to or equal to the Note Date of 05-20-2022 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-06/16/2022 Resolved-Finding resolved. Client provided HOI effective 05/28/22 - Due Diligence Vendor-06/16/2022	Homeowner''s Insurance (Renewal) 22-23.pdf Homeowner''s Insurance 21-22.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496620
177	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 21:40	2022-06-13 22:03	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-client provided proof of rate lock - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. - Seller-06/13/2022 Open-Please provide interest rate lock. - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. - Seller-06/13/2022	Resolved-client provided proof of rate lock - Due Diligence Vendor-06/13/2022	Broker Platinum 3.0 Lock Confirmation - Rector - 4364875.pdf			CA	Primary Residence	Refinance	Cash Out - Other	495770
178	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 17:01	2022-06-15 11:22	Resolved	1 - Information	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-client provided rate lock information - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see the updated document - Seller-06/14/2022 Open- - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see the updated document - Seller-06/14/2022	Resolved-client provided rate lock information - Due Diligence Vendor-06/15/2022	Broker Platinum 3.0 Lock Confirmation - Roth - 4367767.pdf		Please provide interest rate lock.	WA	Primary Residence	Refinance	Cash Out - Other	495943
179	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 22:41	2022-06-13 23:15	Resolved	1 - Information	Credit	Missing Doc	Missing 24 month chain of title	Resolved-Finding resolved. Client provided Quitclaim Deed - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Schedule c is not required Please see Chain of Title documents uploaded - Seller-06/13/2022 Open-Title Document Missing need Schedule C and 24 month vesting and chain of title - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Schedule c is not required Please see Chain of Title documents uploaded - Seller-06/13/2022	Resolved-Finding resolved. Client provided Quitclaim Deed - Due Diligence Vendor-06/13/2022	Chain of Title.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496335
186	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 00:05	2022-06-13 17:25	Resolved	1 - Information	Compliance	Missing Doc	ARM Disclosure is Missing	Resolved-client provided 1) ARM Disclosure is missing in File 2) Evidence of RESPA TILA CHARM Booklet is missing in File please Provide - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the attached items. - Seller-06/10/2022 Open-1) ARM Disclosure is missing in File 2) Evidence of RESPA TILA CHARM Booklet is missing in File please Provide - Due Diligence Vendor-06/06/2022	Ready for Review-Document Uploaded. Please see the attached items. - Seller-06/10/2022	Resolved-client provided 1) ARM Disclosure is missing in File 2) Evidence of RESPA TILA CHARM Booklet is missing in File please Provide - Due Diligence Vendor-06/13/2022	CFPB.pdf Truth-In-Lending ARM Closing.pdf			CA	Primary Residence	Refinance	Cash Out - Other	487412
188	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 00:32	2022-06-14 13:42	Resolved	1 - Information	Compliance	Missing Doc	ARM Disclosure is Missing	Resolved-Client uploaded documents, finding is resolved. - Due Diligence Vendor-06/14/2022 Ready for Review-Document Uploaded. - Seller-06/14/2022 Open-Please provide charm booklet & early arm disclosure. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. - Seller-06/14/2022	Resolved-Client uploaded documents, finding is resolved. - Due Diligence Vendor-06/14/2022	CFPB.pdf HECM TIL Important Terms.pdf			FL	Primary Residence	Refinance	Cash Out - Other	496770
189	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 20:34	2022-06-13 18:57	Resolved	1 - Information	Compliance	Missing Doc	ARM Disclosure is Missing	Resolved-Finding resolved. Client provided Reverse ARM Disclosure and CHARM booklet. - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the uploaded documents - Seller-06/10/2022 Open-1) CHARM Booklet and ARM Disclosure is missing in the file please provide - Due Diligence Vendor-06/07/2022	Ready for Review-Document Uploaded. Please see the uploaded documents - Seller-06/10/2022	Resolved-Finding resolved. Client provided Reverse ARM Disclosure and CHARM booklet. - Due Diligence Vendor-06/13/2022	Truth-In-Lending Fixed Rate Closing.pdf CFPB.pdf			CO	Primary Residence	Refinance	Cash Out - Other	490251
199	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 16:47	2022-06-15 11:52	Resolved	1 - Information	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see the uploaded document. - Seller-06/14/2022 Open-Missing Flood Certificate in file. Please Provide - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the uploaded document. - Seller-06/14/2022	Resolved-Flood Certificate is fully present - Due Diligence Vendor-06/15/2022	Flood Certificate.pdf			CA	Primary Residence	Refinance	Cash Out - Other	497396
199	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 02:35	2022-06-15 11:52	Resolved	1 - Information	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-06/15/2022 Ready for Review-Borrower does not have Flood Insurance - Seller-06/15/2022 Open-Flood Zone D per Appraisal - flood insurance is not required but can be purchased, please provide if bwr has Flood insurance, if bwr did does not have flood insurance please advise and we can close this request - Due Diligence Vendor-06/13/2022 Open-Missing Flood Insurance Policy - Due Diligence Vendor-06/13/2022	Ready for Review-Borrower does not have Flood Insurance - Seller-06/15/2022	Resolved-Flood Insurance Policy is fully present - Due Diligence Vendor-06/15/2022				CA	Primary Residence	Refinance	Cash Out - Other	497397
202	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 00:06	2022-06-14 13:49	Resolved	1 - Information	Compliance	Missing Doc	ARM Disclosure is Missing	Resolved-Client uploaded documents, finding is resolved. - Due Diligence Vendor-06/14/2022 Ready for Review-Document Uploaded. - Seller-06/14/2022 Open-CHARM Booklet and ARM Disclosure is missing please provide - Due Diligence Vendor-06/11/2022	Ready for Review-Document Uploaded. - Seller-06/14/2022	Resolved-Client uploaded documents, finding is resolved. - Due Diligence Vendor-06/14/2022	CFPB.pdf HECM TIL Important Terms.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496635
212	Longbridge Financial, LLC	[redacted]		Closed	2022-06-10 00:50	2022-06-13 17:47	Resolved	1 - Information	Compliance	Missing Doc	CHARM Booklet is Missing	Resolved-client provided harm Booklet and Early Arm Disclosure - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the uploaded documents - Seller-06/10/2022 Open-Missing Charm Booklet and Early Arm Disclosure. - Due Diligence Vendor-06/09/2022	Ready for Review-Document Uploaded. Please see the uploaded documents - Seller-06/10/2022	Resolved-client provided harm Booklet and Early Arm Disclosure - Due Diligence Vendor-06/13/2022	Truth-In-Lending ARM Closing.pdf CFPB.pdf			CA	Primary Residence	Refinance	Cash Out - Other	492807
213	Longbridge Financial, LLC	[redacted]	Closed	2022-06-15 03:05	2022-06-15 20:14	Resolved	1 - Information	Credit	Insurance	Hazard Insurance Coverage Amount is less than Required Coverage Amount	Resolved-Hazard Insurance Coverage Amount of $[redacted] is equal to or greater than Required Coverage Amount of $[redacted] or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-06/15/2022
Ready for Review-Document Uploaded. Please see the uploaded document Guaranteed Replacement Coverage. - Seller-06/15/2022
												Open-Hazard Insurance Coverage Amount of $[redacted] is less than Required Coverage Amount of $[redacted] and Guaranteed Replacement Coverage indicator is 'No' Hazard Insurance Coverage Amount of $[redacted] is less than Required Coverage Amount of $[redacted] - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the uploaded document Guaranteed Replacement Coverage. - Seller-06/15/2022	Resolved-Hazard Insurance Coverage Amount of $545000 is equal to or greater than Required Coverage Amount of $545000 or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-06/15/2022	Homeowner''s Insurance Guranteed Replacement Coverage.pdf		This finding is resolved. Client provided HOI dwelling coverage that meets guides.	AZ	Primary Residence	Refinance	Cash Out - Other	498062
214	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 00:35	2022-06-14 13:32	Resolved	1 - Information	Property	Appraisal	Property address on appraisal does not match executed note	Resolved-Client uploaded appraisal with correct Unit #[redacted] added to address. Finding is resolved. - Due Diligence Vendor-06/14/2022 Ready for Review-Document Uploaded. - Seller-06/14/2022 Open-Underwriter confirm address as on appraisal shows [redacted] and docs show [redacted]. Please provide address evidence document. - Due Diligence Vendor-06/11/2022	Ready for Review-Document Uploaded. - Seller-06/14/2022	Resolved-Client uploaded appraisal with correct Unit # 0024 added to address. Finding is resolved. - Due Diligence Vendor-06/14/2022	Appraisal.pdf			FL	Primary Residence	Refinance	Cash Out - Other	496646
214	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 00:38	2022-06-14 12:33	Resolved	1 - Information	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-client provided quit claim deed dated 7/5/1983 - Due Diligence Vendor-06/14/2022 Ready for Review-Document Uploaded. - Seller-06/14/2022 Open-Unsatisfactory Chain of Title provided Please provide 24 moths vesting and chain of title. - Due Diligence Vendor-06/11/2022	Ready for Review-Document Uploaded. - Seller-06/14/2022	Resolved-client provided quit claim deed dated 7/5/1983 - Due Diligence Vendor-06/14/2022	Chain of Title.pdf			FL	Primary Residence	Refinance	Cash Out - Other	496659
222	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 03:03	2022-06-14 12:12	Resolved	1 - Information	Property	Missing Doc	Appraisal 2 missing	Resolved-Client provided 2nd Appraisal. Finding resolved. - Due Diligence Vendor-06/14/2022 Ready for Review-Document Uploaded. Please see the attached document. - Seller-06/14/2022 Open-The files does not contain a copy of the 2nd Appraisal, value is $[redacted] and requires 2 appraisals. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the attached document. - Seller-06/14/2022	Resolved-Client provided 2nd Appraisal. Finding resolved. - Due Diligence Vendor-06/14/2022	Appraisal (Second).pdf			CA	Primary Residence	Refinance	Cash Out - Other	498339
223	Longbridge Financial, LLC	[redacted]		Closed	2022-06-16 00:22	2022-06-16 00:47	Resolved	1 - Information	Credit	Doc Issue	4506-T is Incomplete	Resolved-Finding resolved. Client provided completed 4506 - Due Diligence Vendor-06/16/2022 Ready for Review-Document Uploaded. Please see uploaded documents. - Seller-06/16/2022 Open-The Initial 4506 C on page 16 and the Final 4506 C on page 18 are both missing the years of verification in section 8. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see uploaded documents. - Seller-06/16/2022	Resolved-Finding resolved. Client provided completed 4506 - Due Diligence Vendor-06/16/2022	4506-C.pdf 4506-C 1.pdf			CA	Primary Residence	Refinance	Cash Out - Other	498490
225	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 21:04	2022-06-15 11:16	Resolved	1 - Information	Credit	Credit	CDA is Missing	Resolved- - Due Diligence Vendor-06/15/2022 Ready for Review-CDA provided by Client. Finding resolved. - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/14/2022 Open-Please provide the desk review/CDA per GLs - Due Diligence Vendor-06/13/2022	Ready for Review-CDA provided by Client. Finding resolved. - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/14/2022		Collateral Desktop Analysis.pdf			CO	Primary Residence	Refinance	Cash Out - Other	498293
227	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 03:25	2022-06-15 19:43	Resolved	1 - Information	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved- - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see the uploaded documents - Seller-06/15/2022 Open-Second Appraisal/ Valuation is Missing CDA is available but Risk Score is High Risk and Variance is [redacted]. 2nd appraisal found in file on page 881. But, unable to locate pages 1-4 for the appraisal - please provide. Thank you. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the uploaded documents - Seller-06/15/2022		Appraisal.pdf		This finding is resolved. Client used lower conservative value.	CA	Primary Residence	Refinance	Cash Out - Other	496986
228	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 02:45	2022-06-15 21:29	Resolved	1 - Information	Compliance	Missing Doc	ARM Disclosure is Missing	Resolved- - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please uploaded document - Seller-06/15/2022 Open- - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please uploaded document - Seller-06/15/2022		Truth-In-Lending ARM Closing.pdf		This finding is resolved. Client provided Arm disclosure.	AZ	Primary Residence	Refinance	Cash Out - Other	498096
228	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 01:50	2022-06-14 12:31	Resolved	1 - Information	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/14/2022 Ready for Review-Document Uploaded. Please reference the Preliminary Commitment. A title commitment (preliminary title report) and 24-month chain of title/deed history is required for every loan. The title to the subject property must be good and merchantable, and free and clear of all liens and encumbrances. The title policy must be written on the 2006 ALTA standard form or the ALTA short form. - Seller-06/14/2022 Open-Unsatisfactory Chain of Title provided - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please reference the Preliminary Commitment. A title commitment (preliminary title report) and 24-month chain of title/deed history is required for every loan. The title to the subject property must be good and merchantable, and free and clear of all liens and encumbrances. The title policy must be written on the 2006 ALTA standard form or the ALTA short form. - Seller-06/14/2022	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/14/2022	preliminary Title commitment and Warranty.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	497908
228	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 20:18	2022-06-13 22:15	Resolved	1 - Information	Compliance	Missing Doc	CHARM Booklet is Missing	Resolved-client provided charm book - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the uploaded Booklet - Seller-06/13/2022 Open- - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the uploaded Booklet - Seller-06/13/2022	Resolved-client provided charm book - Due Diligence Vendor-06/13/2022	CFPB.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	498094
234	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 00:46	2022-06-14 12:10	Resolved	1 - Information	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-client provided chain of title .... quit claim deed dated [redacted]... finding resolved - Due Diligence Vendor-06/14/2022 Ready for Review-Document Uploaded. - Seller-06/14/2022 Open-Unsatisfactory Chain of Title provided This loan title document is given but Chain of title of 24 months are not provided. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. - Seller-06/14/2022	Resolved-client provided chain of title .... quit claim deed dated 7/5/1983... finding resolved - Due Diligence Vendor-06/14/2022	Chain of Title.pdf			CA	Primary Residence	Refinance	Cash Out - Other	497308
235	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 01:16	2022-06-14 12:21	Resolved	1 - Information	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/14/2022 Ready for Review-The chain of title is on page 8 of the prelim. It is note #7. - Seller-06/14/2022 Open-Unsatisfactory Chain of Title provided As per given title document Unsatisfactory Chain of title is not available in Sch C of Title document. Please provide. - Due Diligence Vendor-06/13/2022	Ready for Review-The chain of title is on page 8 of the prelim. It is note #7. - Seller-06/14/2022	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/14/2022				CA	Primary Residence	Refinance	Cash Out - Other	497331
240	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 01:14	2022-06-14 12:23	Resolved	1 - Information	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/14/2022 Resolved-Finding resolved. Client provided Trust Transfer Deed - Due Diligence Vendor-06/14/2022 Ready for Review-Document Uploaded. Please see the attached documents. Also please review the preliminary Commitment - Seller-06/14/2022 Open-Unsatisfactory Chain of Title provided - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the attached documents. Also please review the preliminary Commitment - Seller-06/14/2022	Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/14/2022 Resolved-Finding resolved. Client provided Trust Transfer Deed - Due Diligence Vendor-06/14/2022	Chain of Title-P15si7-PF3CY5NY.pdf			CA	Primary Residence	Refinance	Cash Out - Other	497605
240	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 22:28	2022-06-13 22:39	Resolved	1 - Information	Compliance	Missing Doc	ARM Disclosure is Missing	Resolved-Client provided Arm Til - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/13/2022 Open-Please provide document. - Due Diligence Vendor-06/10/2022	Ready for Review-Document Uploaded. Please see uploaded document - Seller-06/13/2022	Resolved-Client provided Arm Til - Due Diligence Vendor-06/13/2022	Truth-In-Lending ARM Closing.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496017
240	Longbridge Financial, LLC	[redacted]		Closed	2022-06-13 21:01	2022-06-13 22:13	Resolved	1 - Information	Compliance	Missing Doc	CHARM Booklet is Missing	Resolved- - Due Diligence Vendor-06/13/2022 Ready for Review-client provided charm book - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the attached upload - Seller-06/13/2022 Open-Please provide document. - Due Diligence Vendor-06/10/2022	Ready for Review-client provided charm book - Due Diligence Vendor-06/13/2022 Ready for Review-Document Uploaded. Please see the attached upload - Seller-06/13/2022		CFPB.pdf			CA	Primary Residence	Refinance	Cash Out - Other	496014
247	Longbridge Financial, LLC	[redacted]		Closed	2022-06-14 20:54	2022-06-15 11:38	Resolved	1 - Information	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Utilized Grant Deed in file and provided by Client to validate 24 month Chain of title. Finding resolved. - Due Diligence Vendor-06/15/2022 Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see Grant Deed dated November 19, 2018 - Seller-06/14/2022 Open-Unsatisfactory Chain of Title provided Need 24 chain of title and vesting - Due Diligence Vendor-06/14/2022	Ready for Review-Document Uploaded. Please see Grant Deed dated November 19, 2018 - Seller-06/14/2022	Resolved-Utilized Grant Deed in file and provided by Client to validate 24 month Chain of title. Finding resolved. - Due Diligence Vendor-06/15/2022 Resolved-Satisfactory Chain of Title has been provided - Due Diligence Vendor-06/15/2022	Grant Deed.pdf			CA	Primary Residence	Refinance	Cash Out - Other	498726
248	Longbridge Financial, LLC	[redacted]		Closed	2022-06-15 03:27	2022-06-15 19:29	Resolved	1 - Information	Property	Appraisal	Lowest appraised value > 10% variance from CDA value	Resolved- - Due Diligence Vendor-06/15/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/15/2022 Open-Second valuation has 10% negative variance from CDA value Secondary Appraisal Value Is More Then 10% - Due Diligence Vendor-06/14/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/15/2022		Appraisal.pdf		This finding is resolved. Client provided 2nd appraisal.	CA	Primary Residence	Refinance	Cash Out - Other	498812
249	Longbridge Financial, LLC	[redacted]		Closed	2022-06-16 01:22	2022-06-16 15:54	Resolved	1 - Information	Credit	Credit	Appraisal deficiency.	Resolved-Client provided Permit for 'remove pool'. Finding resolved. - Due Diligence Vendor-06/16/2022 Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/16/2022 Open-Per Appraiser, no Permits were found for the filling of the pool with dirt. Please provide proof of permits. - Due Diligence Vendor-06/13/2022	Ready for Review-Document Uploaded. Please see the uploaded document - Seller-06/16/2022	Resolved-Client provided Permit for 'remove pool'. Finding resolved. - Due Diligence Vendor-06/16/2022	Pool Permit.pdf			CA	Primary Residence	Refinance	Cash Out - Other	498507
253	Longbridge Financial, LLC	[redacted]	Closed	2022-06-14 16:39	2022-06-15 12:13	Resolved	1 - Information	Property	Missing Doc	Missing Homeowner's Association Questionnaire	Resolved-Per client Homeowners Association Questionnaire is not required on this loan... We don’t require PUD questionnaires on the Platinum product. I have included the guidelines below for your reference. Planned Unit Development (PUD) Requirements The HOA must maintain a property insurance policy, with premiums being paid as a common expense. The policy must cover all of the common elements except for those that are normally excluded from coverage, such as land, foundation, and excavations. Fixtures and building service equipment that are considered part of the common elements, as well as common personal property and supplies, should be covered. Individual insurance policies are also required for each unit in a PUD project. If the project’s legal documents allow for blanket insurance policies to cover both the individual units and the common - 113 - elements, Longbridge will accept the blanket policies in satisfaction of its insurance requirements for the units. Planned Unit Development (PUD): When an HOA carries a Master insurance policy a HO-6 policy with coverage of at least 20.00% of the appraised value is required for any PUD where the blanket policy does not include “walls-in” coverage. If a Master policy has Walls In coverage, but it does not cover upgrades or betterments made by the Unit Owner then a HO-6 policy must be obtained - Due Diligence Vendor-06/15/2022

Ready for Review-We don’t require PUD questionnaires on the Platinum product.  I have included the guidelines below for your reference.

Planned Unit Development (PUD) Requirements
The HOA must maintain a property insurance policy, with premiums being paid as a common expense.
The policy must cover all of the common elements except for those that are normally excluded from coverage, such as land, foundation, and excavations. Fixtures and building service equipment that are considered part of the common elements, as well as common personal property and supplies, should be covered.
Individual insurance policies are also required for each unit in a PUD project. If the project’s legal documents allow for blanket insurance policies to cover both the individual units and the common elements, Longbridge will accept the blanket policies in satisfaction of its insurance requirements for the units.
Planned Unit Development (PUD): When an HOA carries a Master insurance policy a HO-6 policy with coverage of at least 20.00% of the appraised value is required for any PUD where the blanket policy does not include “walls-in” coverage. If a Master policy has Walls In coverage, but it does not cover upgrades or betterments made by the Unit Owner then a HO-6 policy must be obtained. - Seller-06/14/2022

Open-Please provide missing Homeowners Association Questionnaire. - Due Diligence Vendor-06/13/2022	Ready for Review-We don’t require PUD questionnaires on the Platinum product. I have included the guidelines below for your reference.

Planned Unit Development (PUD) Requirements
The HOA must maintain a property insurance policy, with premiums being paid as a common expense.
The policy must cover all of the common elements except for those that are normally excluded from coverage, such as land, foundation, and excavations. Fixtures and building service equipment that are considered part of the common elements, as well as common personal property and supplies, should be covered.
Individual insurance policies are also required for each unit in a PUD project. If the project’s legal documents allow for blanket insurance policies to cover both the individual units and the common elements, Longbridge will accept the blanket policies in satisfaction of its insurance requirements for the units.
Planned Unit Development (PUD): When an HOA carries a Master insurance policy a HO-6 policy with coverage of at least 20.00% of the appraised value is required for any PUD where the blanket policy does not include “walls-in” coverage. If a Master policy has Walls In coverage, but it does not cover upgrades or betterments made by the Unit Owner then a HO-6 policy must be obtained. - Seller-06/14/2022

Resolved-Per client Homeowners Association Questionnaire is not required on this loan... We don’t require PUD questionnaires on the Platinum product. I have included the guidelines below for your reference. Planned Unit Development (PUD) Requirements The HOA must maintain a property insurance policy, with premiums being paid as a common expense. The policy must cover all of the common elements except for those that are normally excluded from coverage, such as land, foundation, and excavations. Fixtures and building service equipment that are considered part of the common elements, as well as common personal property and supplies, should be covered. Individual insurance policies are also required for each unit in a PUD project. If the project’s legal documents allow for blanket insurance policies to cover both the individual units and the common - 113 - elements, Longbridge will accept the blanket policies in satisfaction of its insurance requirements for the units. Planned Unit Development (PUD): When an HOA carries a Master insurance policy a HO-6 policy with coverage of at least 20.00% of the appraised value is required for any PUD where the blanket policy does not include “walls-in” coverage. If a Master policy has Walls In coverage, but it does not cover upgrades or betterments made by the Unit Owner then a HO-6 policy must be obtained - Due Diligence Vendor-06/15/2022

																		CO	Primary Residence	Refinance	Cash Out - Other	498472